Thrivent Core Plus Bond ETF Investment Strategy - Thrivent Core Plus Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities or investments that provide exposure to debt securities of any credit quality. For purposes of this 80% policy, debt securities include, but are not limited to, corporate bonds issued by foreign or domestic issuers, government bonds (obligations issued or guaranteed by U.S. and non-U.S. governments and their agencies or instrumentalities), asset-backed securities, and mortgage-backed securities of any kind. In addition, preferred stock and other types of debt or income-producing securities may be included as debt securities for purposes of this policy. Asset-backed securities include securities backed by the notes or receivables originated by banks, credit card companies or other providers of credit. The Fund’s 80% policy may be changed by the Fund’s Trustees without a shareholder vote upon at least 60 days’ prior notice of the change. The Fund is an actively managed exchange traded fund (“ETF”). It invests primarily in investment-grade debt securities. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by Thrivent Asset Management, LLC, the Fund’s investment adviser (“Thrivent Asset Mgt.” or the “Adviser”). When the ratings from the two agencies are different, the lower is used. In cases where explicit bond level ratings may not be available, the Adviser may use other sources to classify securities by credit quality. The Fund may also invest up to 30% of its net assets in high-yield, high-risk instruments that are rated below investment grade. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may invest without limit in U.S. dollar-denominated debt of foreign companies, including companies located in emerging market countries. The Fund may invest in foreign securities, including those of issuers in emerging market countries. An “emerging market” country is any country determined by the Adviser to have an emerging market economy. This determination by the Adviser is typically based on factors such as whether a particular country is included in a list or index prepared by an independent third-party or index provider or various factors such as a country’s credit rating, political and economic stability, or the development of a country’s financial and capital markets. The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser may purchase bonds of any maturity and generally focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may invest in other types of derivatives or to be announced (“TBA”) mortgage-backed securities and may enter into derivatives contracts traded on exchanges or in the over the counter market. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.